INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Effective income tax rate reconciliation

The following table reconciles the U.S. federal statutory income tax rate in effect for the years ended December 1, 2019 and 2018, and the Company’s effective tax rate:

	2019	2018
U.S. federal statutory income tax (benefit)	21.00%	21.00%
State and local income tax, net of benefits	6.64%	6.64%
Amortization of debt discount	-2.05%	0.73%
Officer life insurance and D&O insurance	-0.05%	0.01%
Stock-based compensation	-0.62%	0.08%
Utilization of net operating loss carryforwards	0.03%	0.44%
Tax rate changes and other	0.00%	-30.18%
Valuation allowance for deferred income tax assets	-24.95%	1.28%
Effective income tax rate	0.00%	0.00%

Deferred income taxes assets

Deferred income tax assets as of December 31, 2019 and 2018 are as follows (in thousands):

Deferred Tax Assets	2019	2018
Difference in depreciation, depletion, and capitalization methods – oil and natural gas properties	$529	$4,334
Accretion	80	—
Share-based compensation	584	—
Net operating loss – federal taxes	23,183	30,324
Net operating loss – state taxes	3,139	5,397
Total deferred tax asset	27,515	40,055
Less valuation allowance	(27,515)	(40,055)
Total deferred tax assets	$—	$—